IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Parenthetical) (Detail) - CAD ($) $ in Billions	Jan. 31, 2022	Oct. 31, 2021
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	$ 77.2	$ 73.2
Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	6.5	6.3
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	4.8	4.6
Standardized approach risk [member] | Business and government portfolios [member] | Corporates [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	49.4	45.3
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	26.0	26.3
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	$ 1.8	$ 1.6